CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
EXPENSES
Exploration (Note 7)	$ 1,066,201	$ 2,268,197	$ 4,292,868	$ 4,589,668
General and administration	777,445	844,646	2,517,770	2,968,843
Consultancy and advisory fees	0	177,194	125,000	696,936
Impairment of mineral property interests	0	552,095	0	552,095
Depreciation	10,183	16,277	32,946	51,112
Gain on sale of mineral property interests	0	0	0	(28,096)
Foreign exchange gain	(1,134,618)	(1,126,822)	(2,514,724)	(1,316,235)
Loss from operations	(719,211)	(2,731,587)	(4,453,860)	(7,514,323)
Interest income	15,339	79,174	87,420	259,464
Interest expense (Note 5)	(81,263)	(66,735)	(210,558)	(197,120)
Loss from equity investee (Note 5)	(25,416)	(29,369)	(78,386)	(78,933)
Loss before income taxes	(810,551)	(2,748,517)	(4,655,384)	(7,530,912)
Current income tax recovery (expense)	(92)	0	(135)	133,379
Deferred income tax recovery	661,992	1,348,919	897,169	1,792,159
Net loss	(148,651)	(1,399,598)	(3,758,350)	(5,605,374)
Comprehensive loss:
Net loss	(148,651)	(1,399,598)	(3,758,350)	(5,605,374)
Foreign currency translation adjustment (Note 14)	(1,888,750)	(1,879,527)	(4,171,224)	(2,136,207)
Comprehensive loss:	$ (2,037,401)	$ (3,279,125)	$ (7,929,574)	$ (7,741,581)
Basic and diluted net loss per share	$ (0.00)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding	147,015,907	146,984,385	147,003,543	146,849,770